Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Allowance for Losses on Loans
Allowance for Losses on Loans

The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2013 and 2012:

September 30, 2013	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$81,815	$(20,947)	$9,416	$(6,100)	$64,184
Construction - speculative	12,060	(1,446)	501	(2,708)	8,407
Construction - custom	347	(481)	—	1,016	882
Land - acquisition & development	15,598	(3,983)	4,105	(6,555)	9,165
Land - consumer lot loans	4,937	(1,363)	40	(62)	3,552
Multi-family	5,280	(1,043)	171	(592)	3,816
Commercial real estate	1,956	(747)	17	4,369	5,595
Commercial & industrial	7,626	(1,145)	95	10,038	16,614
HELOC	965	(163)	—	200	1,002
Consumer	2,563	(2,783)	2,000	1,744	3,524
	$133,147	$(34,101)	$16,345	$1,350	$116,741

September 30, 2012	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$83,307	$(53,789)	$8,164	$44,133	$81,815
Construction - speculative	13,828	(4,916)	711	2,437	12,060
Construction - custom	623	—	—	(276)	347
Land - acquisition & development	32,719	(16,978)	1,341	(1,484)	15,598
Land - consumer lot loans	5,520	(2,670)	—	2,087	4,937
Multi-family	7,623	(1,393)	504	(1,454)	5,280
Commercial real estate	4,331	(814)	225	(1,786)	1,956
Commercial & industrial	5,099	(249)	2,366	410	7,626
HELOC	1,139	(232)	66	(8)	965
Consumer	2,971	(3,538)	1,480	1,650	2,563
	$157,160	$(84,579)	$14,857	$45,709	$133,147

The Company recorded a $1,350,000 provision for loan losses during the fiscal year ended September 30, 2013, while a $44,955,000 provision was recorded for the year ended September 30, 2012. The credit quality of the portfolio has been improving significantly and economic conditions are more stable.

Non-performing assets (“NPAs”) amounted to $213,616,000, or 1.63%, of total assets at September 30, 2013, compared to $272,905,000, or 2.19%, of total assets one year ago. Acquired loans, including covered loans are not classified as non-performing loans because, at acquisition, the carrying value of these loans was adjusted to reflect fair value. For the year ended September 30, 2013, $13,800,000 in acquired loans were subject to the general allowance as the discount related to these balances is not sufficient to absorb potential losses. There was no additional provision for loan losses recorded on acquired or covered loans during the years ended September 30, 2013 and 2012. Non-accrual loans decreased from $173,427,000 at September 30, 2012, to $131,299,000 at September 30, 2013, a 24.3% decrease.

The Company had net charge-offs of $17,756,000 for the twelve months ended September 30, 2013, compared with $69,721,000 of net charge-offs for the same period one year ago. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet its contractual obligations.
At September 30, 2013, $113,268,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $3,473,000 was made up of specific reserves on loans that were deemed to be impaired. For the period ending September 30, 2012, $117,164,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $15,983,000 was made up of specific reserves on loans that were deemed to be impaired. The primary reasons for the shift in total allowance allocation from specific reserves to general reserves is due to the Company having already addressed many of the problem loans focused in the speculative construction and land A&D portfolios, combined with an increase in delinquencies and elevated charge-offs in the single-family residential portfolio.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2013 and 2012:

September 30, 2013	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$64,184	$5,262,159	1.2%	$—	$96,989	—%
Construction - speculative	7,307	115,554	6.3	1,100	15,224	7.2
Construction - custom	882	302,722	0.3	—	—	—
Land - acquisition & development	6,943	67,521	10.3	2,222	10,254	21.7
Land - consumer lot loans	3,506	107,216	3.3	46	14,455	0.3
Multi-family	3,711	824,279	0.5	105	7,405	1.4
Commercial real estate	5,595	400,789	1.4	—	14,172	—
Commercial & industrial	16,614	256,954	6.5	—	48	—
HELOC	1,002	111,169	0.9	—	1,017	—
Consumer	3,524	47,141	7.5	—	—	—
	$113,268	$7,495,504	1.5%	$3,473	$159,564	2.2%
 ___________________

(1)	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans

September 30, 2012	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$81,737	$5,694,337	1.4%	$78	$84,584	0.1%
Construction - speculative	9,079	104,312	8.7	2,981	25,325	11.8
Construction - custom	347	211,690	0.2	—	—	—
Land - acquisition & development	6,697	47,294	14.2	8,901	77,383	11.5
Land - consumer lot loans	4,176	138,666	3.0	761	3,178	23.9
Multi-family	2,818	694,140	0.4	2,462	16,000	15.4
Commercial real estate	1,158	292,550	0.4	798	26,660	3.0
Commercial & industrial	7,624	161,689	4.7	2	1,134	0.2
HELOC	965	112,812	0.9	—	90	—
Consumer	2,563	63,374	4.0	—	—	—
	$117,164	$7,520,864	1.6%	$15,983	$234,354	6.8%
 ___________________

(1)	Excludes acquired loans and covered loans
The Company has an asset quality review function that analyzes its loan portfolios and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and Management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2013 and 2012:

September 30, 2013	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,184,101	$4,595	$170,453	$—	$—	$5,359,149
Construction - speculative	99,436	3,199	28,143	—	—	130,778
Construction - custom	302,722	—	—	—	—	302,722
Land - acquisition & development	64,355	775	12,645	—	—	77,775
Land - consumer lot loans	121,039	—	632	—	—	121,671
Multi-family	819,911	2,114	9,659	—	—	831,684
Commercial real estate	373,012	21,652	20,297	—	—	414,961
Commercial & industrial	240,441	1,049	1,709	—	—	243,199
HELOC	112,186	—	—	—	—	112,186
Consumer	46,720	—	421	—	—	47,141
	$7,363,923	$33,384	$243,959	$—	$—	$7,641,266

Acquired loans
Single-family residential	$14,468	$—	$—	$—	$—	$14,468
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	312	—	1,177	—	—	1,489
Land - consumer lot loans	3,313	—	—	—	—	3,313
Multi-family	3,227	—	687	—	—	3,914
Commercial real estate	105,055	4,190	24,178	—	—	133,423
Commercial & industrial	64,933	1,309	9,084	—	—	75,326
HELOC	10,179	—	—	—	—	10,179
Consumer	8,267	—	—	—	—	8,267
	$209,754	$5,499	$35,126	$—	$—	$250,379

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$980	$461	$955	$—	$—	$2,396
Pool 2 - Single-family residential	333	—	—	—	—	333
Pool 3 - Multi-family	—	—	—	—	—	—
Pool 4 - HELOC & other consumer	11,337	—	—	—	—	11,337
Pool 5 - Commercial real estate	52,509	3,155	21,245	—	—	76,909
Pool 6 - Commercial & industrial	881	—	7,044	—	—	7,925
Total credit impaired acquired loans	$66,040	$3,616	$29,244	$—	$—	$98,900
Total gross loans	$7,639,717	$42,499	$308,329	$—	$—	$7,990,545

Total grade as a % of total gross loans	95.6%	0.5%	3.9%	—%	—%

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	$5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Acquired loans
Single-family residential	$—	$—	$—	$—	$—	$—
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	—	—	—	—	—	—
Land - consumer lot loans	—	—	—	—	—	—
Multi-family	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—
HELOC	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
	$—	$—	$—	$—	$—	$—

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%

The following tables provide information on non-acquired loans based on payment activity as of September 30, 2013 and 2012:

September 30, 2013	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,258,688	98.1%	$100,460	1.9%
Construction - speculative	126,218	96.5	4,560	3.5
Construction - custom	302,722	100.0	—	—
Land - acquisition & development	74,872	96.3	2,903	3.7
Land - consumer lot loans	118,334	97.3	3,337	2.7
Multi-family	825,111	99.2	6,573	0.8
Commercial real estate	389,423	97.1	11,736	2.9
Commercial & industrial	256,525	99.8	477	0.2
HELOC	111,923	99.8	263	0.2
Consumer	46,151	97.9	990	2.1
	$7,509,967	98.3%	$131,299	1.7%

September 30, 2012	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,647,729	97.7%	$131,193	2.3%
Construction - speculative	119,003	91.8	10,634	8.2
Construction - custom	211,151	99.7	539	0.3
Land - acquisition & development	111,200	89.2	13,477	10.8
Land - consumer lot loans	136,695	96.4	5,149	3.6
Multi-family	705,955	99.4	4,185	0.6
Commercial real estate	311,557	97.6	7,653	2.4
Commercial & industrial	162,807	100.0	16	—
HELOC	112,704	99.8	198	0.2
Consumer	62,991	99.4	383	0.6
	$7,581,792	97.8%	$173,427	2.2%

The following tables provide information on impaired loans based on loan types as of September 30, 2013 and 2012:

September 30, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$33,883	$38,928	$—		$21,458
Construction - speculative	3,891	4,099	—		3,339
Construction - custom	—	—	—		—
Land - acquisition & development	3,020	10,705	—		2,548
Land - consumer lot loans	3,186	3,376	—		1,839
Multi-family	4,929	4,929	—		1,734
Commercial real estate	23,537	31,876	—		9,651
Commercial & industrial	7,279	31,197	—		3,123
HELOC	446	946	—		133
Consumer	601	618	—		127
	80,772	126,674	—		43,952
With an allowance recorded:
Single-family residential	335,140	341,910	15,137		330,407
Construction - speculative	8,892	9,342	1,100		12,362
Construction - custom	—	—	—		—
Land - acquisition & development	2,598	4,002	—		8,315
Land - consumer lot loans	12,631	13,014	2,222		12,301
Multi-family	5,958	6,178	46		7,731
Commercial real estate	7,539	8,476	105		9,321
Commercial & industrial	56	56	—		11
HELOC	938	938	—		858
Consumer	33	33	—		9
	373,785	383,949	18,610	(1)	381,315
Total:
Single-family residential	369,023	380,838	15,137		351,865
Construction - speculative	12,783	13,441	1,100		15,701
Construction - custom	—	—	—		—
Land - acquisition & development	5,618	14,707	—		10,863
Land - consumer lot loans	15,817	16,390	2,222		14,140
Multi-family	10,887	11,107	46		9,465
Commercial real estate	31,076	40,352	105		18,972
Commercial & industrial	7,335	31,253	—		3,134
HELOC	1,384	1,884	—		991
Consumer	634	651	—		136
	$454,557	$510,623	$18,610	(1)	$425,267
____________________

(1)	Includes $3,473,000 of specific reserves and $15,137,000 included in the general reserves.

September 30, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$106,955	$124,342	$—		$49,524
Construction - speculative	13,726	16,568	—		13,581
Construction - custom	—	—	—		—
Land - acquisition & development	18,000	30,209	—		16,417
Land - consumer lot loans	1,677	2,185	—		487
Multi-family	8,792	8,991	—		6,935
Commercial real estate	31,190	42,656	—		12,946
Commercial & industrial	1,146	7,363	—		581
HELOC	90	1,066	—		36
Consumer	—	4	—		—
	181,576	233,384	—		100,507
With an allowance recorded:
Single-family residential	317,901	317,901	25,723		305,350
Construction - speculative	12,836	12,836	2,981		12,822
Construction - custom	—	—	—		—
Land - acquisition & development	20,750	20,750	8,901		21,650
Land - consumer lot loans	13,881	13,881	761		13,126
Multi-family	14,153	14,555	2,462		14,279
Commercial real estate	3,722	3,722	798		2,897
Commercial & industrial	—	2	2		22
HELOC	734	734	—		743
Consumer	—	—	—		—
	383,977	384,381	41,628	(1)	370,889
Total:
Single-family residential	424,856	442,243	25,723		354,874
Construction - speculative	26,562	29,404	2,981		26,403
Construction - custom	—	—	—		—
Land - acquisition & development	38,750	50,959	8,901		38,067
Land - consumer lot loans	15,558	16,066	761		13,613
Multi-family	22,945	23,546	2,462		21,214
Commercial real estate	34,912	46,378	798		15,843
Commercial & industrial	1,146	7,365	2		603
HELOC	824	1,800	—		779
Consumer	—	4	—		—
	$565,553	$617,765	$41,628	(1)	$471,396

____________________

(1)	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves.